Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of detailed information derivatives	On December 31, 2024 and 2023 fair value of derivatives held by the Group can be summarized as follows:

	2024	2023
	(US$ millions)
Derivatives
Cash flow hedge derivatives	(59)	(40)
Net derivative asset (liability)	(59)	(40)

Disclosure of nature and extent of risks arising from financial instruments
D.1.1. Fixed and floating rate debt
Financing at December 31, 2024

	Amounts due within:
	1 year	1–2 years	2–3 years	3–4 years	4–5 years	>5 years	Total
	(US$ millions)
Fixed rate financing	206	244	410	781	639	2,587	4,867
Floating rate financing	75	213	286	124	44	206	948
Total	281	457	696	905	683	2,793	5,815
Weighted average nominal interest rate	6.67%	6.99%	7.47%	6.39%	6.72%	5.56%	6.22%
Financing at December 31, 2023

	Amounts due within:
	1 year	1–2 years	2–3 years	3–4 years	4–5 years	>5 years	Total
	(US$ millions)
Fixed rate financing	190	369	403	582	855	2,912	5,311
Floating rate financing	12	76	433	420	147	279	1,367
Total (i)	202	445	836	1,002	1,002	3,191	6,678
Weighted average nominal interest rate	6.85%	6.81%	7.93%	6.98%	6.75%	5.83%	6.56%
(i) Excluding vendor financing of $18 million, due within one year, as of December 31, 2023
A 100 basis point fall or rise in market interest rates for all currencies in which the Group had borrowings at December 31, 2024 would increase or reduce profit before tax from continuing operations for the year by approximately $9 million (2023: $14 million).
Debt denomination at December 31

	2024	2023
	(US$ millions)
Debt denominated in US dollars	3,429	3,859
Debt denominated in currencies of the following countries:
Guatemala	496	640
Colombia	554	694
Bolivia	153	246
Paraguay	233	158
El Salvador(i)	71	174
Panama(i)	734	759
Luxembourg (COP denominated)	33	38
Costa Rica	113	110
Total debt denominated in other currencies	2,386	2,819
Total debt (ii)	5,815	6,678
(i) El Salvador's official unit of currency is the U.S. dollar, while Panama uses the U.S. dollar as legal tender. The Group's local debt in both countries is therefore denominated in U.S. dollars but presented as local currency (LCY).
(ii) Excluding vendor financing of $18 million in Colombia, due within one year, as of December 31, 2023.

Disclosure of maturity analysis for derivative financial liabilities
Maturity profile of net financial liabilities at December 31, 2024

	Less than 1 year	1 to 5 years	>5yrs	Total
	(US$ millions)
Outstanding debt and financing	(283)	(2,757)	(2,829)	(5,869)
Outstanding amortized costs undiscounted	1	16	36	54
Lease liability	(156)	(445)	(352)	(954)
Cash and equivalents	699	—	—	699
Derivative financial instruments	—	(59)	—	(59)
Net cash (debt) including derivatives related to debt	262	(3,245)	(3,145)	(6,128)
Future interest commitments related to debt and financing	(352)	(1,830)	(144)	(2,326)
Future interest commitments related to leases	(90)	(253)	(121)	(463)
Trade payables (excluding accruals)	(467)	—	—	(467)
Other financial liabilities (including accruals)	(1,219)	—	—	(1,219)
Trade receivables	390	—	—	390
Other financial assets	171	71	—	242
Net financial liabilities	(1,305)	(5,257)	(3,410)	(9,971)
Maturity profile of net financial liabilities at December 31, 2023

	Less than 1 year	1 to 5 years	>5yrs	Total
	(US$ millions)
Outstanding debt and financing (i)	(203)	(3,309)	(3,232)	(6,744)
Outstanding amortized costs undiscounted	1	24	41	66
Lease liability	(189)	(498)	(355)	(1,043)
Cash and equivalents	775	—	—	775
Derivative financial instruments	(12)	(46)	—	(58)
Pledged deposits (related to back borrowings)	5	—	—	5
Net cash (debt) including derivatives related to debt	377	(3,829)	(3,547)	(6,999)
Future interest commitments related to debt and financing	(427)	(1,270)	(93)	(1,791)
Future interest commitments related to leases	(108)	(286)	(108)	(502)
Trade payables (excluding accruals)	(582)	—	—	(582)
Other financial liabilities (including accruals)	(957)	—	—	(957)
Trade receivables	443	—	—	443
Other financial assets	224	78	—	302
Net financial liabilities	(1,031)	(5,307)	(3,748)	(10,086)
(i) Excluding vendor financing of $18 million as of December 31, 2023.

Disclosure of maturity analysis for non-derivative financial liabilities
Maturity profile of net financial liabilities at December 31, 2024

	Less than 1 year	1 to 5 years	>5yrs	Total
	(US$ millions)
Outstanding debt and financing	(283)	(2,757)	(2,829)	(5,869)
Outstanding amortized costs undiscounted	1	16	36	54
Lease liability	(156)	(445)	(352)	(954)
Cash and equivalents	699	—	—	699
Derivative financial instruments	—	(59)	—	(59)
Net cash (debt) including derivatives related to debt	262	(3,245)	(3,145)	(6,128)
Future interest commitments related to debt and financing	(352)	(1,830)	(144)	(2,326)
Future interest commitments related to leases	(90)	(253)	(121)	(463)
Trade payables (excluding accruals)	(467)	—	—	(467)
Other financial liabilities (including accruals)	(1,219)	—	—	(1,219)
Trade receivables	390	—	—	390
Other financial assets	171	71	—	242
Net financial liabilities	(1,305)	(5,257)	(3,410)	(9,971)
Maturity profile of net financial liabilities at December 31, 2023

	Less than 1 year	1 to 5 years	>5yrs	Total
	(US$ millions)
Outstanding debt and financing (i)	(203)	(3,309)	(3,232)	(6,744)
Outstanding amortized costs undiscounted	1	24	41	66
Lease liability	(189)	(498)	(355)	(1,043)
Cash and equivalents	775	—	—	775
Derivative financial instruments	(12)	(46)	—	(58)
Pledged deposits (related to back borrowings)	5	—	—	5
Net cash (debt) including derivatives related to debt	377	(3,829)	(3,547)	(6,999)
Future interest commitments related to debt and financing	(427)	(1,270)	(93)	(1,791)
Future interest commitments related to leases	(108)	(286)	(108)	(502)
Trade payables (excluding accruals)	(582)	—	—	(582)
Other financial liabilities (including accruals)	(957)	—	—	(957)
Trade receivables	443	—	—	443
Other financial assets	224	78	—	302
Net financial liabilities	(1,031)	(5,307)	(3,748)	(10,086)
(i) Excluding vendor financing of $18 million as of December 31, 2023.

Disclosure of detailed information about managing capital
Gearing ratio
The Group reviews its gearing ratio (net debt divided by total capital plus net debt) periodically. Capital represents equity attributable to the equity holders of the parent.

	Note	2024	2023
	(US$ millions)
Net debt	C.6.	5,174	5,956
Equity attributable to Owners of the Company	C.1.	3,628	3,529
Net debt and equity		8,802	9,485
Gearing ratio		0.59	0.63